Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year(1)	SCT Total Compensation for PEO (Peter Kern)	CAP to PEO (Peter Kern)(4)	SCT Total Compensation for PEO (Ariane Gorin)	CAP to PEO (Ariane Gorin)(4)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs(4)	Total Share-holder Return(2)	Peer Group Total Share-holder Return(2)	Net Income (millions)	Revenue Growth(3)

2025	N/A	N/A	$17,592,584	$70,393,447	$5,355,124	$19,048,694	$215.72	$138.27	$1,301	7.6%
2024	$485,497	($116,520,044)	$24,934,592	$37,341,056	$7,036,569	$11,479,647	$140.73	$115.41	$1,224	6.6%
2023	$1,009,900	$158,967,169	N/A	N/A	$4,998,441	$13,084,343	$114.65	$86.60	$688	10.0%
2022	$1,094,473	($235,842,293)	N/A	N/A	$7,743,883	($6,052,486)	$66.16	$59.35	$343	35.7%
2021	$296,247,749	$382,114,030	N/A	N/A	$5,343,670	$16,835,835	$136.50	$97.88	$15	65.4%

Named Executive Officers, Footnote	PEOs: For 2021, 2022, and 2023, Mr. Kern was the PEO. During 2024, Mr. Kern served as PEO through May 12, whereupon he was succeeded by Ms. Gorin who served as PEO from May 13 through the remainder of the year. For 2025, Ms. Gorin served as PEO for the full year.
	Non-PEO NEOs. For 2021, the Non-PEO NEOs were Messrs. Diller, Hart, Dzielak, and Soliday. For 2022, the Non-PEO NEOs were the same executives, plus Ms. Whalen. For 2023 and 2024, the Non-PEO NEOs were Messrs. Diller, Dzielak, and Soliday and Ms. Whalen. For 2025, the Non-PEO NEOs were Messrs. Diller, Schenkel, Dzielak, and Soliday, and Ms. Whalen. For 2025, both Ms. Whalen (who served as Chief Financial Officer until February 7, 2025, the date Mr. Schenkel succeeded her in that role) and Mr. Schenkel are included in the average compensation calculation for Non-PEO NEOs in accordance with SEC rules. As a result, the amounts shown for the Non-PEO NEOs in 2025 include compensation for both our former and current Chief Financial Officer, each computed on an individual basis before averaging. The average reflects the full-year impact of this CFO transition.
Adjustment To PEO Compensation, Footnote
2025 Reconciliation of SCT Total to CAP Total — for PEO

Name	SCT Total Compensation	-	Grant Date Fair Value of Awards Granted During Year(i)	+	Value of Equity Calculated Using SEC Specified Methodology(ii)(iii)	=	CAP Total

Ariane Gorin	$17,592,584	(-)	$15,689,800	(+)	$68,490,663	(=)	$70,393,447
Represents the value of equity calculated according to the SEC’s specified CAP methodology. As described above, when calculating CAP for our 2025 PEO (Ms. Gorin) and the 2025 average CAP for the Non-PEO NEOs as a group, the value of included equity is calculated by adding or subtracting the various items reflected in the following tables:
2025 CAP Fair Value of Equity Calculation — for PEO

PEO	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Awards That Vested During the Year	+	Value as of Vesting Date for Current Year Awards That Vested During the Year	-	Value as of Prior YE for Prior Year Awards Forfeited During the Year	+	Incremental Value of Prior Year Awards Modified During the Year	=	Value of Equity for CAP Purposes

Ariane Gorin	$38,221,739	(+)	$25,928,310	(+)	$748,435	(+)	$3,592,179	(-)	—	(+)	—	(=)	$68,490,663

Non-PEO NEO Average Total Compensation Amount	$ 5,355,124	$ 7,036,569	$ 4,998,441	$ 7,743,883	$ 5,343,670
Non-PEO NEO Average Compensation Actually Paid Amount	$ 19,048,694	11,479,647	13,084,343	(6,052,486)	16,835,835
Adjustment to Non-PEO NEO Compensation Footnote
2025 Reconciliation of SCT Total to CAP Total — for Non-PEO NEOs (Average)

Avg. SCT Total Compensation	-	Avg. Grant Date Fair Value of Awards Granted During Year(i)	+	Avg. Value of Equity Calculated Using SEC Specified Methodology(ii)(iii)	=	Avg. CAP Total

$5,355,124	(-)	$3,841,757	(+)	$17,535,327	(=)	$19,048,694
2025 CAP Fair Value of Equity Calculation — for Non-PEO NEOs (Average)

Avg. YE Value of Current Year Awards Outstanding as of YE	+	Avg. Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Avg. Change in Value as of Vesting Date for Prior Awards That Vested During the Year	+	Avg. Value as of Vesting Date for Current Year Awards That Vested During the Year	-	Avg. Value as of Prior YE for Prior Year Awards Forfeited During the Year	+	Avg. Incremental Value of Prior Year Awards Modified During the Year	=	Avg. Value of Equity for CAP Purposes

$8,480,383	(+)	$7,639,834	(+)	$1,515,968	(+)	$752,794	(-)	$853,652	(+)	—	(=)	$17,535,327

Equity Valuation Assumption Difference, Footnote
(iii) Equity valuation assumptions: Time-vested restricted share unit grant date fair values are calculated using the stock price as of the grant date. Adjustments have been made using the stock price as of year-end and as of each vesting date. For performance share units with non-market financial performance conditions (2024 and 2025 PSUs), fair values are calculated using the stock price on the applicable measurement date multiplied by the probable number of shares expected to vest, consistent with the probable outcome used for financial statement reporting under FASB ASC Topic 718. For performance share units with market conditions whose performance period has ended and the outcome has been certified (2023 PSUs as of December 31, 2025), fair values are based on the closing stock price on the measurement date multiplied by the certified payout multiplier; no Monte Carlo simulation is required because the performance outcome is fully determined. For prior fiscal years where market-condition PSU performance periods were still in progress, and for stock options outstanding in prior fiscal years, fair values were based on Monte Carlo simulations and Black-Scholes option pricing models, respectively, using updated assumptions as of the applicable measurement date. The valuation assumptions used for these calculations did not differ materially from those used at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2025 Most Important Measures

Revenue Growth
Adjusted EBITDA Margin Growth
Operational Efficiency

Total Shareholder Return Amount	$ 215.72	140.73	114.65	66.16	136.50
Peer Group Total Shareholder Return Amount	138.27	115.41	86.60	59.35	97.88
Net Income (Loss)	$ 1,301,000,000	$ 1,224,000,000	$ 688,000,000	$ 343,000,000	$ 15,000,000
Company Selected Measure Amount	0.076	0.066	0.100	0.357	0.654
Additional 402(v) Disclosure	Value of fixed investments methodology. Assumes a hypothetical $100 investment on December 31, 2020 and reflects the cumulative total return to holders of Expedia Group’s common stock and the cumulative total returns of the RDG (Research Data Group) Internet Composite Index, which is the industry peer group included in the Stock Performance Graph in our Annual Report on Form 10-K for the year ended December 31, 2025. Because this Pay Versus Performance Table covers fiscal years 2021 through 2025, the measurement point for total shareholder return has been reset to December 31, 2020 (the last trading day preceding the earliest year in the table), consistent with Item 402(v)(2)(iv) of Regulation S-K. Cumulative total shareholder return values shown in this 2026 proxy statement therefore differ from the values reported in our 2025 proxy statement, which used a measurement point of December 31, 2019.
(3)Revenue Growth. The Company-Selected Measure for 2025 is Revenue Growth, which represents the annual growth of Expedia Group's revenue calculated as the year-over-year percentage change in total revenue as reported in the Company's Annual Report on Form 10-K for each fiscal year presented. The Company changed its Company-Selected Measure from Stock Price Performance, which was used in prior years, to Revenue Growth to reflect the transition of the Company's performance share unit program to financial-metric-based performance conditions. Revenue Growth is one of the performance metrics used in the Company's 2025 PSU program (equally weighted with Adjusted EBITDA Margin Growth), and the Company considers it the most important financial performance measure used to link compensation actually paid to company performance for fiscal year 2025.
(4)Compensation Actually Paid (CAP). The dollar amounts reported represent the amount of “compensation actually paid” ("CAP"), as computed in accordance with SEC rules and do not reflect the actual amount of compensation earned or received by or paid to our named executive officers during the applicable fiscal year. For 2025, the following adjustments were made to the applicable SCT totals to calculate CAP amounts:
	Represents the amounts reported in the Stock Awards and, if applicable, Option Awards columns of the SCT for the applicable fiscal year. As described above with regard to the SEC’s definitions, when calculating CAP these amounts are first deducted from the SCT Total for the relevant fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Operational Efficiency
Gorin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,592,584	$ 24,934,592
PEO Actually Paid Compensation Amount	70,393,447	37,341,056
Kern [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		485,497	$ 1,009,900	$ 1,094,473	$ 296,247,749
PEO Actually Paid Compensation Amount		$ (116,520,044)	$ 158,967,169	$ (235,842,293)	$ 382,114,030
PEO | Gorin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,689,800)
PEO | Gorin [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,490,663
PEO | Gorin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,221,739
PEO | Gorin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,928,310
PEO | Gorin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,592,179
PEO | Gorin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	748,435
PEO | Gorin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gorin [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,841,757)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,535,327
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,480,383
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,639,834
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	752,794
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,515,968
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(853,652)
Non-PEO NEO | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0